UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 03/31/18

Item 1. Schedule of Investments.

THE MONEY MARKET PORTFOLIOS

Statement of Investments, March 31, 2018 (unaudited)
The U.S. Government Money Market Portfolio
	Principal Amount	Value

Investments 103.9%
U.S. Government and Agency Securities 89.1%
[a] FFCB,
4/02/18	$40,000,000	$39,998,333
4/05/18	100,000,000	99,983,333
4/11/18	40,000,000	39,983,111
4/12/18	85,000,000	84,960,262
4/20/18	60,000,000	59,950,283
5/01/18	25,000,000	24,965,000
[a] FHLB,
4/02/18	300,000,000	299,987,792
4/04/18	552,400,000	552,331,139
4/06/18	500,000,000	499,895,417
4/11/18	500,000,000	499,778,417
4/12/18	500,000,000	499,747,917
4/13/18	325,000,000	324,823,400
4/18/18	500,000,000	499,595,494
4/20/18	300,000,000	299,729,250
4/25/18	400,000,000	399,545,333
4/27/18	188,000,000	187,783,278
5/02/18	517,502,000	516,768,950
5/04/18	250,000,000	249,625,312
5/09/18	150,000,000	149,726,083
5/11/18	250,000,000	249,516,667
5/16/18	75,000,000	74,835,937
5/18/18	300,000,000	299,326,725
5/23/18	100,000,000	99,754,444
[a] FHLMC,
4/02/18	606,000,000	605,974,560
4/03/18	46,000,000	45,995,732
4/04/18	162,975,000	162,952,969
4/06/18	92,000,000	91,980,328
4/10/18	5,000,000	4,997,912
4/11/18	2,500,000	2,498,840
4/16/18	30,600,000	30,579,920
4/18/18	619,737,000	619,275,079
4/23/18	10,000,000	9,989,458
6/20/18	48,334,000	48,140,664
[a] FNMA,
4/02/18	800,000,000	799,967,778
4/03/18	700,000,000	699,971,806
4/04/18	285,000,000	284,963,273
4/11/18	212,400,000	212,302,048
4/17/18	60,000,000	59,954,400
4/18/18	108,000,000	107,912,586
4/25/18	187,500,000	187,294,092
[a] U.S. Treasury Bill,
4/05/18	1,004,700,000	1,004,524,802
4/12/18	1,258,000,000	1,257,376,517
4/19/18	1,019,500,000	1,018,626,980
4/26/18	875,000,000	873,963,975
5/03/18	450,000,000	449,452,000
5/10/18	450,000,000	449,366,250
5/17/18	300,000,000	299,478,667

Quarterly Statement of Investments | See Notes to Statements of Investments. | 0

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill, (continued)
5/24/18	$300,000,000	$299,375,042
5/31/18	300,000,000	299,282,500
6/07/18	300,000,000	299,190,417
6/14/18	300,000,000	299,099,667
6/21/18	600,000,000	597,809,625
6/28/18	630,570,000	627,960,502
7/05/18	300,000,000	298,753,125
7/12/18	450,000,000	447,991,875
7/19/18	300,000,000	298,546,667
7/26/18	300,000,000	298,458,167
8/02/18	300,000,000	298,334,375
8/09/18	300,000,000	298,212,500
9/27/18	300,000,000	297,173,292
U.S. Treasury Note,
0.875%, 3/31/18	500,000,000	500,000,000
0.625%, 4/30/18	100,000,000	99,925,119
1.25%, 10/31/18	150,000,000	149,534,778
1.25%, 11/15/18	100,000,000	99,523,976
Total U.S. Government and Agency Securities (Cost $20,889,324,140)		20,889,324,140
[b] Repurchase Agreements 14.8%
Barclays Capital Inc., 1.73%, 4/02/18 (Maturity Value $38,007,304)
Collateralized by U.S. Treasury Note, 2.125%, 8/15/21 (valued at $38,936,541)	38,000,000	38,000,000
Deutsche Bank Securities Inc., 1.80%, 4/02/18 (Maturity Value $27,005,400)
Collateralized by U.S. Treasury Bill, 1.886% - 2.076%, 8/02/18 - 1/31/19; U.S. Treasury Bond,
7.625%, 11/15/22; and U.S. Treasury Note, 1.00% - 3.125%, 9/30/19 - 1/31/22 (valued at
$27,540,001)	27,000,000	27,000,000
Federal Reserve Bank, 1.50%, 4/02/18 (Maturity Value $3,050,508,333)
Collateralized by U.S. Treasury Note, 1.25% - 2.25%, 5/31/21 - 8/15/26 (valued at
$3,050,508,399)	3,050,000,000	3,050,000,000
Goldman Sachs & Co. LLC, 1.50%, 4/02/18 (Maturity Value $75,012,500)
Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $76,541,631)	75,000,000	75,000,000
HSBC Securities Inc., 1.75%, 4/02/18 (Maturity Value $200,038,889)
Collateralized by U.S. Government and Agency Securities, 1.250% - 2.375%, 10/01/18 - 3/12/21
(valued at $204,003,893)	200,000,000	200,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.49%, 4/02/18 (Maturity Value $77,232,784)
Collateralized by U.S. Treasury Note, 1.375%, 2/29/20 (valued at $78,832,744)	77,220,000	77,220,000
Total Repurchase Agreements (Cost $3,467,220,000)		3,467,220,000
Total Investments (Cost $24,356,544,140) 103.9%		24,356,544,140
Other Assets, less Liabilities (3.9)%		(906,032,583)
Net Assets 100.0%		$23,450,511,557

See Abbreviations on page 3.

aThe security was issued on a discount basis with no stated coupon rate.
bAt March 31, 2018, all repurchase agreements had been entered into on March 29, 2018.

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THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  May 24, 2018

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 24, 2018